Schedule of Options Rollforward (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012
Number of Options	13,409,275
Options Exercisable at Balance Sheet Date	6,430,693
Directors
Recipient	Directors
Date of Grant/Exercise	Various
Number of Options	20,000
Options Exercisable at Balance Sheet Date	12,000
Weighted Average Exercise Price (A)	$ 17.07	[1]
Estimated Fair Value of Options Granted in Common Stock Issuance	Not Material	[2]
Intrinsic Value at Balance Sheet Date
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	2002-2007	[3]
Number of Options	3,523,727	[3]
Options Exercisable at Balance Sheet Date	2,453,109	[3]
Weighted Average Exercise Price (A)	$ 26.87	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	6,400	[2],[3]
Intrinsic Value at Balance Sheet Date		[3]
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	Mar-11	[3]
Number of Options	1,725,000	[3]
Options Exercisable at Balance Sheet Date	1,207,500	[3]
Weighted Average Exercise Price (A)	$ 6.00	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	7,000	[2],[3],[4]
Intrinsic Value at Balance Sheet Date	4,500	[3]
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	Sep-11	[3]
Number of Options	2,587,500	[3]
Options Exercisable at Balance Sheet Date	1,293,750	[3]
Weighted Average Exercise Price (A)	$ 4.55	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	5,600	[2],[3],[5]
Intrinsic Value at Balance Sheet Date	10,500	[3]
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	Apr-12	[3]
Number of Options	1,897,500	[3]
Options Exercisable at Balance Sheet Date	506,000	[3]
Weighted Average Exercise Price (A)	$ 6.22	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	5,600	[2],[3],[6]
Intrinsic Value at Balance Sheet Date	4,700	[3]
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	May-12	[3]
Number of Options	2,300,000	[3]
Options Exercisable at Balance Sheet Date	536,667	[3]
Weighted Average Exercise Price (A)	$ 6.71	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	7,600	[2],[3],[7]
Intrinsic Value at Balance Sheet Date	4,500	[3]
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	Jul-12	[3]
Number of Options	2,530,000	[3]
Options Exercisable at Balance Sheet Date	421,667	[3]
Weighted Average Exercise Price (A)	$ 6.70	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	8,300	[2],[3],[8]
Intrinsic Value at Balance Sheet Date	$ 5,000	[3]
Exercised
Recipient	Exercised (D)	[9]
Date of Grant/Exercise	Prior to 2008	[9]
Number of Options	(1,043,118)	[9]
Options Exercisable at Balance Sheet Date	N/A	[9]
Weighted Average Exercise Price (A)	$ 15.70	[1],[9]
Estimated Fair Value of Options Granted in Common Stock Issuance	N/A	[2],[9]
Intrinsic Value at Balance Sheet Date	N/A	[9]
Exercised
Recipient	Exercised (E)	[10]
Date of Grant/Exercise	Oct-12	[10]
Number of Options	(95,834)	[10]
Options Exercisable at Balance Sheet Date	N/A	[10]
Weighted Average Exercise Price (A)	$ 5.28	[1],[10]
Estimated Fair Value of Options Granted in Common Stock Issuance	N/A	[10],[2]
Intrinsic Value at Balance Sheet Date	N/A	[10]
Expired Unexercised
Recipient	Expired unexercised
Date of Grant/Exercise	2002
Number of Options	(35,500)
Options Exercisable at Balance Sheet Date	N/A
Weighted Average Exercise Price (A)	N/A	[1]
Estimated Fair Value of Options Granted in Common Stock Issuance	N/A	[2]
Intrinsic Value at Balance Sheet Date	N/A

[1]	(A) The strike prices are subject to adjustment in connection with return of capital dividends. A portion of Newcastle?s 2008 dividends was deemed return of capital dividends. The effect on the strike prices was not significant. As of December 31, 2012, the weighted average strike price of the outstanding options issued prior to 2011 was $26.84.
[2]	(B) The fair value of the options was estimated using an option valuation model. Since the Newcastle Option Plan has characteristics significantly different from those of traded options, and since the assumptions used in such model, particularly the volatility assumption, are subject to significant judgment and variability, the actual value of the options could vary materially from management's estimate. The volatility assumption for these options was estimated based primarily on the historical volatility of Newcastle's common stock and management's expectations regarding future volatility. The expected life assumption for options issued prior to 2011 was estimated based on the simplified term method. This simplified method was used because Newcastle did not have sufficient historical data to conclude on the appropriate expected life of its options and because historical data to date was consistent with the simplified term method.
[3]	(C) The Manager assigned certain of its options to Fortress's employees as follows (See Schedule of Options Assigned for details).
[4]	(F) The assumptions used in valuing the options were: a 1.7% risk-free rate, 107.8% volatility and a 3.3 year expected term.
[5]	(G) The assumptions used in valuing the options were: a 1.13% risk-free rate, 13.2% dividend yield, 151.1% volatility and a 4.6 year expected term.
[6]	(H) The assumptions used in valuing the options were: a 1.3% risk-free rate, 12.9% dividend yield, 149.4% volatility and a 4.7 year expected term.
[7]	(I) The assumptions used in valuing the options were: a 1.05% risk-free rate, 11.9% dividend yield, 148.4% volatility and a 4.8 year expected term.
[8]	(J) The assumptions used in valuing the options were: a 0.75% risk-free rate, 11.9% dividend yield, 147.5% volatility and a 4.8 year expected term.
[9]	(D) 670,620 of the total options exercised were by the Manager. 368,498 of the total options exercised were by employees of Fortress subsequent to their assignment. 4,000 of the total options exercised were by directors.
[10]	(E) Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.2 million.